Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary Share	Additional paid-in capital	Statutory Reserve	Retained earnings (Accumulated Deficit)	Accumulated other comprehensive (loss) income	Non- controlling interest	Class A Preferred Shares	Class B Preferred Shares	Total
Balance at Dec. 31, 2016		$ 91,644,559	$ 6,536,238	$ 15,691,462	$ (9,616,439)				$ 104,255,820
Balance (in Shares) at Dec. 31, 2016	22,898,864
Share dividend payment to shareholders		5,332,969							5,332,969
Share dividend payment to shareholders (in Shares)	859,953
Net income (loss)				(54,783,273)					(54,783,273)
Dividend to shareholders				(2,630,649)					(2,630,649)
Transfer to statutory reserve			84,825	(84,825)
Foreign currency translation adjustments					5,608,353				5,608,353
Balance at Dec. 31, 2017		96,977,528	6,621,063	(41,807,285)	(4,008,086)				57,783,220
Balance (in Shares) at Dec. 31, 2017	23,758,817
Issuance of ordinary shares in a private placement with two investors		247,747							247,747
Issuance of ordinary shares in a private placement with two investors (in Shares)	769,232
Issuance and exercise of Series B Warrants		504,238							504,238
Issuance and exercise of Series B Warrants (in Shares)	390,579
Issuance of restricted shares		315,724							315,724
Issuance of restricted shares (in Shares)	370,525
Forfeiture of restricted shares		(9,085)							(9,085)
Forfeiture of restricted shares (in Shares)	(1,150)
Net income (loss)				(94,126,383)		76			(94,126,307)
Dividend to shareholders				(686,400)					(686,400)
Foreign currency translation adjustments					(29,318)				(29,318)
Balance at Dec. 31, 2018		98,036,152	6,621,063	(136,620,068)	(4,037,404)	76			(36,000,181)
Balance (in Shares) at Dec. 31, 2018	25,288,003
Forfeiture of restricted shares
Forfeiture of restricted shares (in Shares)	(152)
Acquisition of a subsidiary by issuance of Class B Preferred Shares (Note 4)						16,936,604		$ 31,087,732	48,024,336
Acquisition of a subsidiary by issuance of Class B Preferred Shares (Note 4) (in Shares)								291,795,150
Disposal of a variable interest entity (Note 5)		(94,723,963)	(5,981,661)	100,705,624	2,691,969				2,691,969
Reclassification of Class A Preferred Shares							$ 9,652,527		9,652,527
Reclassification of Class A Preferred Shares (in Shares)							715,000
Net income (loss)				24,212,800		76,108			24,288,908
Dividend to shareholders				(686,400)			$ 686,400
Transfer to statutory reserve			19,260	(19,260)
Foreign currency translation adjustments					1,337,529	97,733			1,435,262
Balance at Dec. 31, 2019		$ 3,312,189	$ 658,662	$ (12,407,304)	$ (7,906)	$ 17,110,521	$ 10,338,927	$ 31,087,732	$ 50,092,821
Balance (in Shares) at Dec. 31, 2019	25,287,851						715,000	291,795,150